Financial Highlights (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Financial Highlights

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the period from January 1, 2011 to March 31, 2011. The net investment income (loss) and total expense ratios are calculated using average net assets and have been annualized. The total return is based on the change in the net asset value during the period.

Ratio to average net assets:
Net investment loss (i)	(0.75)%
Expenses (i)(ii)	0.91%
Total return (iii)	10.24%

(i)	Percentage is annualized.
(ii)	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the three months ended March 31, 2011 would have been 0.75%.
(iii)	Percentage is not annualized.

 8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2010, 2009 and 2008. The net investment income (loss) and total expense ratios are calculated using average net assets. The total return is based on the change in the net asset value during the period.

	Years Ended December 31,
	2010	2009	2008
Ratio to average net assets:
Net investment income (loss)	(0.63)%	(0.55)%	1.38%
Expenses	0.75%	0.74%	0.75%
Total return	7.54%	14.61%	(47.86)%